EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended November 30, 2015

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	37.92%
From	01-Nov-15	16-Nov-15	15-Dec-15	Floating Allocation Percentage at Month-End	59.89%
To	30-Nov-15	15-Dec-15
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,361,487.02
Series Nominal Liquidation Amount	1,112,501,487.02

Required Participation Amount	$1,112,501,487.02		Accumulation Account
Excess Receivables	$785,379,779.94		Beginning	-
			Payout	-
Total Collateral	1,897,881,266.96		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	210.88%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	29
	Total Pool		A1 LIBOR	0.197000%
Beginning Gross Principal Pool Balance	$5,462,125,129.50		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,732,475,987.24)			0.597000%
Investment in New Receivables	$1,893,235,763.58				0.92%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(31,066,263.22)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(579,755,521.58)			Actual	Per $1000
Less Servicing Adjustment	$(6,694,114.29)		Interest A1	264,504.17	0.26
Ending Balance	$5,005,369,006.75		Principal A1	-	$0.00

SAP for Next Period	37.92%				0.26

Average Receivable Balance	$4,949,525,623.16			Actual	Per $1000
Monthly Payment Rate	35.00%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	684,504.17	0.944144%
	Total Pool		Servicing Fee	$926,058.04
Total Interest Collections	$11,140,430.85		Excess Cash Flow	919,234.80
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,140,430.85
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-